Revenue and Geography Information (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2018
Segment Reporting [Abstract]
Other non-current assets	¥ 333	¥ 8,000
Intangible assets	2,307	1,244
Equity method investment	¥ 0	¥ 833	¥ 1,425